UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2014

Date of reporting period: January 31, 2014

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT MICROCAP FUND
JANUARY 31, 2014
(Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 99.2%
	Shares	Value
CONSUMER DISCRETIONARY — 12.0%
Black Diamond *	35,300	$375,945
Cache *	52,200	264,132
CafePress *	51,933	327,178
Coastal Contacts *	23,900	179,489
Diversified Restaurant Holdings *	16,160	82,093
Full House Resorts *	10,718	26,045
Hooker Furniture	17,053	258,353
Jamba *	111,230	1,420,407
Johnson Outdoors, Cl A	12,176	289,424
Luby’s *	159,500	1,041,535
Marine Products	41,500	332,415
MarineMax *	57,230	844,142
ReachLocal *	40,300	523,094
Rocky Brands	19,600	304,192
Ruth’s Hospitality Group	45,700	598,213
Spartan Motors	138,000	793,500
Tuesday Morning *	45,000	591,300
WCI Communities *	16,700	312,624

		8,564,081

CONSUMER STAPLES — 0.8%
Lifeway Foods	25,400	356,616
Omega Protein *	22,950	232,483

		589,099

ENERGY — 7.8%
Bolt Technology	64,400	1,395,548
Emerald Oil *	72,900	559,143
EPL Oil & Gas *	21,100	566,957
Evolution Petroleum	73,600	968,576
Gulf Island Fabrication	7,421	150,350
Ring Energy *	30,800	423,808
Synergy Resources *	86,600	748,224
TGC Industries *	91,324	594,519

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT MICROCAP FUND
JANUARY 31, 2014
(Unaudited)

COMMON STOCK — continued
	Shares	Value
ENERGY — (continued)
Triangle Petroleum *	16,600	$126,326

		5,533,451

FINANCIALS — 18.2%
Bank Mutual	80,100	547,884
Cardinal Financial	14,500	247,225
First Bancorp	30,100	511,399
First Busey	59,300	326,150
First Security Group *	120,700	248,642
Fox Chase Bancorp	31,900	545,809
ICG Group *	50,700	962,793
Independent Bank Group	7,400	375,920
Metro Bancorp *	16,600	329,842
MutualFirst Financial	78,200	1,469,378
North Valley Bancorp *	40,600	948,822
OmniAmerican Bancorp	31,800	712,956
Park Sterling	144,200	973,350
Physicians Realty Trust (A)	31,200	386,568
Regional Management *	27,100	900,533
SI Financial Group	73,900	874,237
Simmons First National, Cl A	14,600	504,138
Southern National Bancorp of Virginia	20,100	205,020
Territorial Bancorp	31,000	702,150
TF Financial	5,290	161,345
TICC Capital	64,200	651,630
Westbury Bancorp *	24,800	348,440

		12,934,231

HEALTH CARE — 16.8%
Accuray *	55,300	588,945
AngioDynamics *	50,200	798,682
Antares Pharma *	26,880	128,486
AtriCure *	57,900	1,186,950
AxoGen *	53,400	215,202
BioCryst Pharmaceuticals *	14,082	143,636

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT MICROCAP FUND
JANUARY 31, 2014
(Unaudited)

COMMON STOCK — continued
	Shares	Value
HEALTH CARE — (continued)
BioDelivery Sciences International *	67,300	$528,305
BioScrip *	122,700	1,044,177
BioTelemetry *	60,202	438,873
Cerus *	82,200	507,174
Derma Sciences *	41,140	540,580
Exactech *	6,380	142,146
Heron Therapeutics *	3,619	44,116
Mirati Therapeutics *	5,330	110,971
Nanosphere *	101,700	214,587
NanoString Technologies *	18,400	334,512
Natus Medical *	30,900	800,001
NeoGenomics *	110,860	443,440
OraSure Technologies *	46,900	275,303
PharMerica *	18,800	457,592
Sharps Compliance *	124,100	572,101
Spectranetics *	42,900	1,116,258
Streamline Health Solutions *	48,300	291,732
Trinity Biotech ADR	18,200	472,472
Uroplasty *	29,890	135,103
Vanda Pharmaceuticals *	10,870	144,788
Ventrus Biosciences *	63,000	267,120

		11,943,252

INDUSTRIALS — 19.1%
Active Power *	82,100	273,393
Aegean Marine Petroleum Network	100,550	915,005
Allied Motion Technologies	3,200	36,224
CECO Environmental	82,000	1,274,280
Columbus McKinnon *	19,100	472,152
FreightCar America	42,800	983,544
Graham	9,109	325,282
Hurco	33,800	876,096
Insteel Industries	54,620	1,017,571
Layne Christensen *	40,020	678,739

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT MICROCAP FUND
JANUARY 31, 2014
(Unaudited)

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS — (continued)
Mfri *	25,400	$368,808
Northwest Pipe *	24,878	872,720
PMFG *	110,600	826,182
Preformed Line Products	3,723	251,228
Primoris Services	19,240	611,255
Providence and Worcester Railroad	225	4,219
Quality Distribution *	27,261	374,839
SIFCO Industries	51,300	1,525,149
Sparton *	29,700	827,739
Twin Disc	22,100	520,897
Ultralife *	90,900	378,144
XPO Logistics *	7,920	197,366

		13,610,832

INFORMATION TECHNOLOGY — 22.1%
Accelrys *	62,500	786,250
Bazaarvoice *	18,200	131,950
Brightcove *	87,600	940,824
Callidus Software *	122,300	1,794,141
Computer Task Group	21,600	349,056
Datalink *	35,000	508,550
Datawatch *	11,740	328,720
DSP Group *	19,620	175,795
Extreme Networks *	129,800	950,136
Integrated Silicon Solution *	28,700	337,799
IntraLinks Holdings *	95,000	1,005,100
Iteris *	148,300	335,158
LTX-Credence *	42,300	361,665
Marchex, Cl A	30,400	284,544
Move *	18,310	258,903
PAR Technology *	41,100	222,351
Perceptron	21,995	338,943
PLX Technology *	91,300	552,365
Proofpoint *	19,600	793,408

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT MICROCAP FUND
JANUARY 31, 2014
(Unaudited)

COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY — (continued)
Qumu *	36,200	$545,534
Rally Software Development *	17,360	369,768
Reis *	15,816	281,525
Rudolph Technologies *	48,700	535,213
SciQuest *	25,300	668,932
Seachange International *	74,700	893,412
ShoreTel *	65,200	502,040
Silicon Image *	85,100	475,709
support.com *	107,150	289,305
Vocus *	56,200	686,764

		15,703,860

MATERIALS — 2.4%
American Pacific *	5,110	237,257
Northern Technologies International *	6,400	117,888
Olympic Steel	32,200	891,618
Penford *	29,400	363,972
Synalloy	8,140	124,461

		1,735,196

TOTAL COMMON STOCK

(Cost $60,557,277)		70,614,002

SHORT-TERM INVESTMENT (B) — 2.0%
SEI Daily Income Trust Government Fund, Cl A, 0.020% (Cost $1,432,680)	1,432,680	1,432,680

TOTAL INVESTMENTS — 101.2%

(Cost $61,989,957)†		$72,046,682

Percentages are based on Net Assets of $71,205,598.
*	Non-income producing security.
(A)	Real Estate Investment Trust
(B)	Rate shown is the 7-day effective yield as of January 31, 2014.

ADR	American Depositary Receipt
Cl	Class

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT MICROCAP FUND
JANUARY 31, 2014
(Unaudited)

As of January 31, 2014, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the quarter ended January 31, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the quarter ended January 31, 2014, there were no level 3 investments.

†	At January 31, 2014, the tax basis cost of the Fund’s investments was $61,989,957, and the unrealized appreciation and depreciation were $12,297,546 and $(2,240,821), respectively.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

THB-QH-001-0400

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT SMALL CAP
VALUE FUND
JANUARY 31, 2014
(Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 89.2%
	Shares	Value
CONSUMER DISCRETIONARY — 8.8%
Aeropostale *	416	$2,933
Cheesecake Factory	291	12,961
Chico’s FAS	322	5,345
Fifth & Pacific *	167	4,793
Group 1 Automotive	118	7,213
Jack in the Box *	406	20,531
Marriott Vacations Worldwide *	112	5,363
MDC Holdings	250	7,723
Murphy USA *	136	5,269

		72,131

CONSUMER STAPLES — 6.5%
Darling International *	1,004	19,638
Diamond Foods *	182	4,798
J&J Snack Foods	162	14,272
WD-40	214	14,708

		53,416

ENERGY — 6.1%
Atwood Oceanics *	113	5,356
Bristow Group	104	7,466
Contango Oil & Gas *	60	2,517
Dresser-Rand Group *	101	5,757
Dril-Quip *	54	5,430
Mitcham Industries *	418	6,312
SEACOR Holdings *	66	5,556
Tidewater	231	11,978

		50,372

FINANCIALS — 15.7%
AMERISAFE	129	5,337
Assurant	58	3,790
Banner	240	8,839
First Busey	1,761	9,686

1

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT SMALL CAP
VALUE FUND
JANUARY 31, 2014
(Unaudited)

COMMON STOCK — continued
	Shares	Value
FINANCIALS — (continued)
First Financial Holdings	106	$6,524
FNB	459	5,435
Jones Lang LaSalle	151	17,253
PacWest Bancorp	404	16,204
Preferred Bank *	485	10,442
Protective Life	114	5,587
Selective Insurance Group	227	5,339
Stifel Financial *	364	16,435
ViewPoint Financial Group	732	18,022

		128,893

HEALTH CARE — 6.4%
Analogic	66	6,313
Bio-Rad Laboratories, Cl A *	45	5,720
Centene *	98	5,939
Cubist Pharmaceuticals *	224	16,372
WellCare Health Plans *	55	3,581
West Pharmaceutical Services	197	9,348
Wright Medical Group *	186	5,656

		52,929

INDUSTRIALS — 22.6%
AAON	90	2,669
Altra Industrial Motion	394	12,356
Atlas Air Worldwide Holdings *	82	2,897
Barnes Group	459	17,185
Briggs & Stratton	184	3,877
Brink’s	394	12,466
CIRCOR International	74	5,329
CLARCOR	230	12,747
EMCOR Group	361	15,346
Franklin Electric	89	3,546
Heidrick & Struggles International	141	2,352
Hub Group, Cl A *	186	7,710

2

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT SMALL CAP
VALUE FUND
JANUARY 31, 2014
(Unaudited)

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS — (continued)
Kennametal	325	$14,086
Moog, Cl A *	212	12,732
Mueller Industries	95	5,913
Rush Enterprises, Cl A *	188	5,196
SPX	155	15,433
Teledyne Technologies *	170	15,618
Toro	187	11,848
URS	113	5,673

		184,979

INFORMATION TECHNOLOGY — 11.5%
Belden	85	5,500
Broadridge Financial Solutions	408	14,806
Cabot Microelectronics *	128	5,161
Coherent *	196	13,101
Digital River *	212	3,727
Itron *	143	5,774
Littelfuse	63	5,638
MICROS Systems *	240	13,327
MKS Instruments	194	5,845
Progress Software *	244	5,898
Rogers *	68	4,128
Teradyne *	325	6,113
WEX *	65	5,354

		94,372

MATERIALS — 11.6%
Aptargroup	230	14,674
Calgon Carbon *	759	15,415
Headwaters *	559	6,216
Innophos Holdings	120	5,601
Intrepid Potash *	1,616	23,755
Koppers Holdings	350	13,825
Kraton Performance Polymers *	362	9,054

3

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT SMALL CAP
VALUE FUND
JANUARY 31, 2014
(Unaudited)

COMMON STOCK — continued
	Shares	Value
MATERIALS — (continued)
PH Glatfelter	205	$6,353

		94,893

TOTAL COMMON STOCK

(Cost $750,039)		731,985

EXCHANGE TRADED FUND — 2.6%
iShares Russell 2000 Value ETF (Cost $21,113)	220	21,041

SHORT-TERM INVESTMENT (A) — 8.4%
SEI Daily Income Trust Government Fund, Cl A, 0.020% (Cost $68,627)	68,627	68,627

TOTAL INVESTMENTS — 100.2%

(Cost $839,779)†		$821,653

Percentages are based on Net Assets of $820,165.
*	Non-income producing security.
(A)	Rate shown is the 7-day effective yield as of January 31, 2014.

Cl	Class
ETF	Exchange Traded Fund

As of January 31, 2014, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the quarter ended January 31, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the quarter ended January 31, 2014, there were no level 3 investments.

†	At January 31, 2014, the tax basis cost of the Fund’s investments was $839,779, and the unrealized appreciation and depreciation were $12,780 and $(30,906), respectively.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s Prospectus or Statement of Additional Information.

THB-QH-002-0100

4

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2014

By (Signature and Title)	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller & CFO

Date: March 31, 2014